Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation adjustments, before tax:
Foreign currency translation adjustments, before tax	$ (130)	$ (641)	$ 911
Gain on liquidation of foreign subsidiary, before tax		(31)
Changes attributable to divestments, before tax	(2)	12	12
Foreign currency translation adjustments, before tax	(132)	(660)	923
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	16	(5)	1
Reclassification adjustments for net (gains) losses included in net income, before tax	1	1
Net change during the year	17	(4)	1
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	3	(11)	(20)
Net actuarial gains (losses) arising during the year, before tax	(293)	(411)	(184)
Amortization of prior service cost (credit) included in net income, before tax	(25)	(19)	6
Amortization of net actuarial loss included in net income, before tax	99	91	90
Net losses from pension settlements included in net income, before tax	38	23	13
Changes attributable to divestments, before tax			8
Net change during the year	(178)	(327)	(87)
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	20	(51)	45
Reclassification adjustments for net (gains) losses included in net income, before tax	(9)	20	(26)
Changes attributable to divestments, before tax			(4)
Net change during the year	11	(31)	15
Total other comprehensive income (loss), before tax	(282)	(1,022)	852
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	0	14	1
Foreign currency translation adjustments, tax effect	0	14	1
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	(2)	1
Reclassification adjustments for net (gains) losses included in net income	(1)
Unrealized gains (losses) on available-for-sale securities, tax effect	(3)	1
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	3	4	4
Net actuarial gains (losses) arising during the year, tax effect	73	59	45
Amortization of prior service cost included in net income, tax effect	(3)	(5)
Amortization of net actuarial loss included in net income, tax effect	(31)	(22)	(27)
Net losses from pension settlements included in net income, tax effect	(6)	(4)	(4)
Changes attributable to divestments, tax effect			(2)
Net change during the year	36	32	16
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	0	2	(7)
Reclassification adjustments for net (gains) losses included in net income, tax effect		1	4
Changes attributable to divestments, tax effect			1
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	0	3	(2)
Total other comprehensive income (loss), tax effect	33	50	15
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments	(130)	(627)	912
Gain on liquidation of a foreign subsidiary		(31)
Changes attributable to divestments, net of tax	(2)	12	12
Foreign currency translation adjustments, net of tax	(132)	(646)	924
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	14	(4)	1
Reclassification adjustments for net losses included in net income	0	1	0
Unrealized gains (losses) on available-for-sale securities	14	(3)	1
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	6	(7)	(16)
Net actuarial losses arising during the year	(220)	(352)	(139)
Amortization of prior service cost (credit) included in net income	(28)	(24)	6
Amortization of net actuarial loss included in net income	68	69	63
Net (gains) losses from pension settlements included in net income	32	19	9
Changes attributable to divestments, net of tax			6
Net change, net of tax	(142)	(295)	(71)
Cash flow hedge derivatives, net of tax
Net unrealized gains (losses) arising during the year	20	(49)	38
Reclassification adjustments for net (gains) losses included in net income	(9)	21	(22)
Changes attributable to divestments, net of tax			(3)
Unrealized gains (losses) of cash flow hedge derivatives	11	(28)	13
Total other comprehensive income (loss), net of tax	$ (249)	$ (972)	$ 867